OTHER NON-CURRENT ASSETS (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Land lease and purchase options	$ 6,368	$ 5,831
Permitting costs	13,408	13,092
Right of use asset - operating leases	10,166	11,884
Restricted cash	1,778	3,440	$ 3,867
Other	1,798	2,090
Total other non-current assets	$ 33,518	$ 36,337
Land lease and purchase option agreements, maximum terms (in years)	50 years